Expense Example	May 31, 2026 USD ($)
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 381
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,060
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,665
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,601
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	971
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,764
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	670
Angel Oak Income ETF | Angel Oak Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,206
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	681
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	$ 950